Other disclosures - Foreign currency balances (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency balances
Assets.	$ 1,837,914	$ 1,467,548	$ 1,408,724
Liabilities	1,684,080	1,332,750	$ 1,285,437
Marketable debt securities | Foreign currency
Foreign currency balances
Liabilities	55,875	25,224
Subordinated liabilities | Foreign currency
Foreign currency balances
Liabilities	36,204	34,300
Financial derivatives liabilities | Foreign currency
Foreign currency balances
Liabilities	69,933	50,335
Deposits - Central banks | Foreign currency
Foreign currency balances
Liabilities	14,934
Deposits - Credit institutions | Foreign currency
Foreign currency balances
Liabilities	12,597	18,628
Customer deposits | Foreign currency
Foreign currency balances
Liabilities	86,780	81,637
Other financial liabilities | Foreign currency
Foreign currency balances
Liabilities	646	1,306
Other Liabilities | Foreign currency
Foreign currency balances
Liabilities	6,627	1,942
Cash and balances with the Central Bank | Foreign currency
Foreign currency balances
Assets.	3,657	4,254
Debt instruments. | Foreign currency
Foreign currency balances
Assets.	167,862	112,201
Loans and advances - Credit institutions | Foreign currency
Foreign currency balances
Assets.	29,799	17,765
Loans and advances - Customers | Foreign currency
Foreign currency balances
Assets.	67,689	68,653
Other assets Member | Foreign currency
Foreign currency balances
Assets.	$ 498	$ 2,701